RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Sep. 10, 2024	Mar. 01, 2023
Fu Xiaowei [Member]
RELATED PARTIES (Details) [Line Items]
Interest of convertible notes payable			$ 59,559
Loan agreement amount		$ 450,000
Notional amount		$ 336,331
Interest rate		8.00%
Hong Ye Group Private Limited [Member]
RELATED PARTIES (Details) [Line Items]
Loan agreement amount	$ 238,354
Repayments of loan	$ 178,146